Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 1,000	$ 1,000	$ 45,000
Current assets
Prepaid expenses and other current assets	28,000	28,000	28,000
Total current assets	29,000	29,000	73,000
Property and equipment, net	2,000	2,000	17,000
Software development costs, net (Note 3)	0	0	1,018,000
Right-of-use assets (Note 8)	3,309,000	3,567,000	4,557,000
Total assets	3,340,000	3,598,000	5,665,000
Accounts payable and accrued expenses	2,257,000	2,358,000	2,108,000
Current lease liabilities (Note 8)	1,080,000	1,061,000	990,000
Deposits on common stock subscriptions (Note 4)	131,000	131,000	131,000
Current liabilities
Stockholder payable (Note 5)	8,658,000	8,331,000	7,026,000
Note payable (Note 6)	409,000	402,000	330,000
Note payable - related party (Note 7)	1,691,000	1,691,000	1,285,000
Interest payable - related party (Note 7)	339,000	317,000
Total current liabilities	14,564,000	14,291,000	12,105,000
Long-term liabilities
Noncurrent lease liabilities (Note 8)	2,229,000	2,506,000	3,567,000
Note payable - related party	365,000	118,000
Total noncurrent liabilities	2,594,000	2,624,000	3,567,000
Total liabilities	17,159,000	16,915,000	15,672,000
Interest payable - related party (Note 7)		317,000	236,000
Common stock, no par value; 200,000,000 shares authorized; 51,152,134 and 51,152,134 shares outstanding at March 31, 2023 and December 31 2022, respectively	16,544,000	16,544,000	16,501,000
Note payable - related party (Note 7)		118,000	0
Non-controlling interest	(2,685,000)	(2,679,000)	(2,560,000)
Accumulated deficit	(27,678,000)	(27,182,000)	(23,949,000)
Total stockholders' deficit	(13,819,000)	(13,317,000)	(10,008,000)
Total liabilities and stockholders' deficit	$ 3,340,000	$ 3,598,000	$ 5,665,000